Income (Loss) Per Share	3 Months Ended
Mar. 31, 2015
Income (Loss) Per Share [Abstract]
Income (Loss) Per Share

Note 5. Income (Loss) Per Share

The Company complies with ASC 260, Earnings Per Share, which requires dual presentation of basic and diluted income (loss) per ordinary share attributable to Stratasys Ltd. for all periods presented. Basic net income (loss) per share is computed by dividing net income (loss) attributable to Stratasys Ltd. by the weighted average number of shares, outstanding for the reporting periods. Diluted net income per share is computed using the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Diluted shares outstanding include the dilutive effect of in-the-money options and restricted stock units (“RSUs”) using the treasury stock method, as well as shares held back from issuance in connection with the MakerBot transaction.

The following table presents the numerator and denominator of the basic and diluted income (loss) per share computations for the three months ended March 31, 2015 and 2014:

	Three months ended March 31,
	2015	2014
	In thousands, except per share amounts
Numerator:
Net income (loss) attributable to Stratasys Ltd.– for the computation
of basic and diluted net income (loss) per share	$(216,288)	$4,087

Denominator:
Weighted average shares – denominator for basic net income (loss) per share	50,956	49,273
Add: Effect of dilutive securities
Additional shares from the assumed exercise of employee stock
options and unvested RSUs	-	1,312
Held back issuable shares in connection with MakerBot transaction	-	655
Denominator for diluted income (loss) per share	50,956	51,240

Net income (loss) per share attributable to Stratasys Ltd.
Basic	$(4.24)	$0.08
Diluted	$(4.24)	$0.08

The computation of diluted net income (loss) per share excluded stock options, RSUs and shares held back in connection with the MakerBot transaction in amounts of 2.95 million and 0.16 million shares for the three months ended March 31, 2015 and 2014, respectively, because their inclusion would have had an anti-dilutive effect on the diluted net income (loss) per share.